Related Party Transactions (Details) - Schedule of amounts due from related parties - USD ($)		Jun. 30, 2022	Dec. 31, 2021
Related Party Transactions (Details) - Schedule of amounts due from related parties [Line Items]
Due from related parties		$ 6,416,362	$ 26,007
Guardforce TH Group Company Limited [Member]
Related Party Transactions (Details) - Schedule of amounts due from related parties [Line Items]
Due from related parties	[1]	856	6,335
Shenzhen Intelligent Guardforce Robot Technology Co., Limited [Member]
Related Party Transactions (Details) - Schedule of amounts due from related parties [Line Items]
Due from related parties	[2]	6,049,384
Shenzhen Kewei Robot Technology Co., Limited [Member]
Related Party Transactions (Details) - Schedule of amounts due from related parties [Line Items]
Due from related parties	[3]	354,645
CSF Mingda Technology Co., Ltd [Member]
Related Party Transactions (Details) - Schedule of amounts due from related parties [Line Items]
Due from related parties	[3]	11,477
Guardforce AI Service Limited [Member]
Related Party Transactions (Details) - Schedule of amounts due from related parties [Line Items]
Due from related parties			626
Guardforce AI Technology Limited [Member]
Related Party Transactions (Details) - Schedule of amounts due from related parties [Line Items]
Due from related parties			626
GF Robotics Malaysia Sdn. Bhd [Member]
Related Party Transactions (Details) - Schedule of amounts due from related parties [Line Items]
Due from related parties			11,973
Macau GF Robotics Limited [Member]
Related Party Transactions (Details) - Schedule of amounts due from related parties [Line Items]
Due from related parties			5,058
Quantum Infosec Inc [Member]
Related Party Transactions (Details) - Schedule of amounts due from related parties [Line Items]
Due from related parties			$ 1,389

[1]	Amounts due from Guardforce TH Group Company Limited represents business advances for operational purposes.
[2]	Amounts due from Shenzhen Intelligent Guardforce Robot Technology Co., Limited comprised of $5,908,930 represent prepayments for the purchase of robots from a related party and $140,134 expense paid on behalf of a related party.
[3]	These related parties are owned or controlled by Mr. Tu, the Company’s majority shareholder or Mr. Tu’s father. Amounts due from related parties as of June 30, 2022 represent business advances for operational purposes.